NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ 904,930	$ (2,823,645)	$ (5,987,241)	$ (5,804,378)	$ (7,145,320)	$ (5,977,407)
Denominator:
Weighted-average common shares outstanding, basic	16,057,630	3,958,258	16,045,110	3,950,009	10,021,632	3,957,783
Weighted-average common shares outstanding, diluted	19,141,231	3,958,258	16,045,110	3,950,009	10,021,632	3,957,783
Net income (loss) per share attributable to common stockholders, basic	$ 0.06	$ (0.71)	$ (0.37)	$ (1.47)	$ (0.71)	$ (1.51)
Net income (loss) per share attributable to common stockholders, diluted	$ (0.01)	$ (0.71)	$ (0.37)	$ (1.47)	$ (0.71)	$ (1.51)